Summary of Significant Accounting Policies - Narrative (Details)	12 Months Ended
Dec. 31, 2017 deferment segment payment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of business segments | segment	2
Finance receivables past due period	60 days
Financing receivable, period which most repurchase requests occur	5 years
Retail Sales Finance Revolving Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of past due contractual payments to occur before finance charges stop accruing	6
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables period for write-off	180 days
Residential Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, number of past due payments to trigger property inspection	2
Financing receivable, number of past due installments to trigger foreclosure	4
Retail Sales Finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables period for write-off	180 days
Financing receivable, number of deferments allowed in twelve month period | deferment	2
Financing receivable, period for deferment allowance	12 months
Real Estate Loans Branch
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, number of deferments allowed in twelve month period | deferment	2
Financing receivable, period for deferment allowance	12 months
Real Estate Loans Central
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, number of deferments allowed in twelve month period | deferment	1
Minimum | Retail Sales Finance Retail Sales Contracts - serviced externally
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of past due contractual payments to occur before finance charges stop accruing	3
Maximum | Retail Sales Finance Retail Sales Contracts - serviced externally
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of past due contractual payments to occur before finance charges stop accruing	4